Consolidated statement of cash flows (Parenthetical) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Ifrs Statement [LineItems]
Right-of-use assets recognized	R$ 2,037,779	R$ 246,517	R$ 104,840
Payment for acquisition of assets in installments	860,551	R$ 246,564	R$ 263,143
Partial amortization of Senior Notes	84,585
Transfer of the securities	16,274,081
Cosan Nove Participações S.A. [member]
Ifrs Statement [LineItems]
Capital increase in subsidiary	R$ 121,621